Significant Accounting Policies and Estimates - Schedule of Disaggregate Revenue into Four Revenue Streams (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Revenues	$ 16,477,041	$ 12,809,211	$ 11,574,877
Entrusted recruitment service [Member]
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Revenues	1,102,925	42,174	1,487,188
Project outsourcing service [Member]
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Revenues	13,968,707	12,763,987	10,086,496
Research and development technical services [Member]
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Revenues	1,350,320
Other [Member]
Schedule of Disaggregate Revenue into Four Revenue Streams [Line Items]
Revenues	$ 55,089	$ 3,050	$ 1,193